SEGMENT REPORTING (Schedule of Revenue and Long-Lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 270,884	$ 245,627	$ 279,332
Property and equipment, net	35,652	37,653	45,900
IL [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	140,569	120,515	110,102
Property and equipment, net	14,524	13,784	14,967
BR [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	57,764	61,470	98,020
Property and equipment, net	13,617	14,462	21,218
Other Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	72,551	63,642	71,210
Property and equipment, net	$ 7,511	$ 9,407	$ 9,715